Warrant Liability - Change in fair value (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability
Beginning balance	£ 4,961	£ 10,730
Change in fair value recognized in profit or loss	(3,873)	(5,880)
Reclassification to equity		(1,010)
Foreign exchange movements	(181)	1,121
Ending balance	£ 907	£ 4,961